Trade and other receivables - Summary of Ageing of Trade and Other Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial assets at end of period
Gross	$ 387	$ 533
Credit loss allowance	(78)	(18)	$ (11)	$ (77)
Net	309	515
Not past due [member]
Financial assets at end of period
Gross	153	363
Credit loss allowance	(1)	(3)
Net	152	360
Past due 1 to 30 days [member]
Financial assets at end of period
Gross	59	74
Credit loss allowance	(2)	(3)
Net	57	71
Past due 31 to 90 days [member]
Financial assets at end of period
Gross	61	56
Credit loss allowance	(6)	(5)
Net	55	51
Past due more than 90 days [member]
Financial assets at end of period
Gross	40	35
Credit loss allowance	(7)	(7)
Net	33	28
Past due more than 180 days [member]
Financial assets at end of period
Gross	74	5
Credit loss allowance	(62)
Net	$ 12	$ 5